Financial Risk Management - Additional Information (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets and financial liabilities offset	$ 0	$ 730,000
Strengthening of United States Dollars
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Currency rate description	A 5% strengthening of United States dollars
Weakening of United States dollars
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Currency rate description	A 5% weakening of United States dollars